Share Based Payment	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment

9.       Share Based Payment

Share based payment comprise the following:

Period from January 1 to June 30, 2021	Number of common shares	Number of preferred shares	Issued share Capital	Share premium

Non-executive directors payment	4,012	—	—	20
Total at June 30, 2021	4,012	—	—	20

For the period from January 1 to June 30, 2022 there were no share based payments, as in 2022 the Company changed the compensation of the non-executive directors (Note 4).